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June 15, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  AUSA Life Insurance Company ("AUSA")
     Diversified Investors Variable Funds
     Post-Effective Amendment No. 12 to Registration
     Statement on Form N-4; Securities Act File no. 33-73734 and 811-8264 and Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 under the Investment Company Act File No. 811-7674


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "1933 Act"), Diversified Investors Variable Funds hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to its Registration Statement on Form N-4; and

2. the text of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 was filed electronically with the Securities and Exchange Commission on May 3, 1999.


Very truly yours,



/s/Catherine A. Mohr
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Catherine A. Mohr
Vice President